Quarterly Holdings Report
for
Fidelity® Series 5+ Year Inflation-Protected Bond Index Fund
September 30, 2021
SYP-NPRT3-1121
1.9901944.100
U.S. Treasury Inflation-Protected Obligations - 102.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Inflation-Indexed Bonds:
0.125% 2/15/51	42,557,000	49,010,051
0.25% 2/15/50	54,548,000	65,380,019
0.625% 2/15/43	37,486,000	53,100,561
0.75% 2/15/42	43,535,000	64,143,840
0.75% 2/15/45	50,428,000	72,006,541
0.875% 2/15/47	53,475,000	77,621,592
1% 2/15/46	39,894,000	59,936,510
1% 2/15/48	38,338,000	56,402,565
1% 2/15/49	36,789,000	53,565,971
1.375% 2/15/44	57,507,000	92,615,580
1.75% 1/15/28	27,992,500	43,910,616
2% 1/15/26	15,310,000	24,563,919
2.125% 2/15/40	34,990,000	65,844,411
2.125% 2/15/41	40,942,000	76,931,052
2.375% 1/15/25	20,000	33,255
2.375% 1/15/27	31,776,100	52,348,275
2.5% 1/15/29	33,219,900	54,128,546
3.375% 4/15/32	11,050,000	24,885,180
3.625% 4/15/28	29,012,600	65,497,601
3.875% 4/15/29	39,097,400	90,607,069
U.S. Treasury Inflation-Indexed Notes:
0.125% 1/15/23	40,000	48,908
0.125% 7/15/24	30,000	36,828
0.125% 10/15/24	30,415,000	34,626,646
0.125% 4/15/25	20,000	22,681
0.125% 10/15/25	10,030,000	11,421,517
0.125% 4/15/26	30,000	33,817
0.125% 7/15/26	20,000	24,856
0.125% 1/15/30	103,911,000	121,207,705
0.125% 7/15/30	125,188,800	147,103,551
0.125% 1/15/31	147,496,900	169,891,901
0.25% 1/15/25	30,000	37,156
0.25% 7/15/29	106,977,500	127,093,643
0.375% 7/15/23	40,000	49,437
0.375% 7/15/25	18,240,000	22,917,364
0.375% 1/15/27	90,839,600	113,382,858
0.375% 7/15/27	94,837,800	117,786,754
0.5% 4/15/24	683,000	789,612
0.5% 1/15/28	118,714,000	147,161,807
0.625% 4/15/23	40,000	46,001
0.625% 1/15/24	4,640,000	5,792,604
0.625% 1/15/26	30,000	38,053
0.75% 7/15/28	88,402,000	110,136,362
0.875% 1/15/29	93,811,100	117,249,819
U.S. Treasury Notes 0.125% 7/15/31	82,576,400	92,691,819
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS (Cost $2,503,152,114)		2,482,124,853

Money Market Funds - 0.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (b) (Cost $549,624)	549,514	549,624

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $2,503,701,738)	2,482,674,477
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(53,549,600)
NET ASSETS - 100.0%	2,429,124,877

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	-	29,459,136	28,909,512	108	-	-	549,624	0.0%
Total	-	29,459,136	28,909,512	108	-	-	549,624

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Inflation-Protected Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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